Subsequent Events - Additional Information (Details)							12 Months Ended
	Mar. 25, 2021 USD ($) shares	Mar. 23, 2021 USD ($) $ / shares shares	Mar. 22, 2021 USD ($) shares	Feb. 28, 2021 shares	Jan. 26, 2021 numbreOfAcres portfolio	Nov. 08, 2019 USD ($)	Dec. 31, 2020 USD ($)	Jan. 27, 2021	Mar. 25, 2020 $ / shares
Subsequent Event [Line Items]
Value of shares in offering							$ 750,000,000
LTIP
Subsequent Event [Line Items]
Share price (in USD per share) | $ / shares									$ 10.00
2019 Preferred Stock
Subsequent Event [Line Items]
Annualized rate of return							5.50%
Private Placement | 2019 Preferred Stock
Subsequent Event [Line Items]
Value of shares in offering						$ 50,000,000
Distribution Reinvestment Plan
Subsequent Event [Line Items]
Value of shares in offering							$ 75,000,000
Subsequent event
Subsequent Event [Line Items]
Investment portfolios held | portfolio					4
Organization and offering expense as a percent of gross proceeds, maximum					15.00%
Monthly redemptions, percent of net asset value, maximum								5.00%
Percent of most recently disclosed net asset value					95.00%
Repurchase price, percent of net asset value required for redemption of shares					100.00%
Holding period					5 years
Subsequent event | Riverfront Investment | Preferred Equity Investment | Corporate Joint Venture
Subsequent Event [Line Items]
Preferred equity investment value issued	$ 2,500,000
Investment, total commitment	$ 5,200,000
Subsequent event | Time Based Shares | Executive Officer | LTIP
Subsequent Event [Line Items]
Number of shares granted to executive officers (in shares) | shares				17,500
Subsequent event | Performance Shares | Executive Officer | LTIP
Subsequent Event [Line Items]
Number of shares granted to executive officers (in shares) | shares				52,500
Subsequent event | CRII
Subsequent Event [Line Items]
Properties owned | numbreOfAcres					13,000
Subsequent event | Cottonwood Affiliates
Subsequent Event [Line Items]
Properties owned | numbreOfAcres					8,600
Subsequent event | 2019 Preferred Stock
Subsequent Event [Line Items]
Redeemable preferred stock dividends		$ 445,065
Annualized rate of return		5.50%
Share price (in USD per share) | $ / shares		$ 10.00
Preferred stock, dividend rate (in USD per share) | $ / shares		$ 0.00150685
Subsequent event | Common Stock
Subsequent Event [Line Items]
Payments of dividends		$ 1,500,411
Share price (in USD per share) | $ / shares		$ 10.00
Annualized rate		5.00%
Common stock, dividend rate (in USD per share) | $ / shares		$ 0.00136986
Subsequent event | Private Placement
Subsequent Event [Line Items]
Number of shares issued and sold (in shares) | shares		10,000,000
Value of shares in offering		$ 100,000,000
Subsequent event | Private Placement | 2019 Preferred Stock
Subsequent Event [Line Items]
Number of shares issued and sold (in shares) | shares			4,244,388
Proceeds from public offering			$ 42,277,281
Stock issuance costs			2,784,995
Private placement fees			$ 819,728
Value of shares in offering		$ 100,000,000
Subsequent event | Private Placement | Common Class A
Subsequent Event [Line Items]
Number of shares issued and sold (in shares) | shares	12,214,771
Subsequent event | Private Placement | Common Class T
Subsequent Event [Line Items]
Number of shares issued and sold (in shares) | shares	17,518
Subsequent event | Private Placement | Common Stock
Subsequent Event [Line Items]
Proceeds from public offering	$ 121,996,723
Subsequent event | Distribution Reinvestment Plan | Common Stock
Subsequent Event [Line Items]
Number of shares issued and sold (in shares) | shares	151,000
Proceeds from public offering	$ 1,510,000